Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Capital redemption reserve [member]	Hedging and exchange reserve [member]	Own shares [member]	Other retained earnings [member]	Total [member]	Equity attributable to parent company shareholders [member]	Non-controlling interests [member]
Beginning balance at Jun. 30, 2015	£ 9,256	£ 797	£ 1,346	£ 3,146	£ (1,152)	£ (2,228)	£ 5,862	£ 3,634	£ 7,771	£ 1,485
Profit for the year	2,362						2,244	2,244	2,244	118
Other comprehensive income/(loss)	109				631		(692)	(692)	(61)	170
Employee share schemes	1					39	(38)	1	1
Share-based incentive plans	29						29	29	29
Share-based incentive plans in respect of associates	1						1	1	1
Tax on share-based incentive plans	10						10	10	10
Shares issued	1		1						1
Disposal of non-controlling interests	(24)									(24)
Purchase of non-controlling interest	(21)						(18)	(18)	(18)	(3)
Purchase of rights issue of non-controlling interests							(5)	(5)	(5)	5
Dividends paid	(1,544)						(1,443)	(1,443)	(1,443)	(101)
Ending balance at Jun. 30, 2016	10,180	797	1,347	3,146	(521)	(2,189)	5,950	3,761	8,530	1,650
Profit for the year	2,772						2,662	2,662	2,662	110
Other comprehensive income/(loss)	651				68		545	545	613	38
Employee share schemes	(10)					13	(23)	(10)	(10)
Share-based incentive plans	34						34	34	34
Share-based incentive plans in respect of associates	3						3	3	3
Tax on share-based incentive plans	12						12	12	12
Shares issued	1		1						1
Purchase of non-controlling interest by associates	(5)						(5)	(5)	(5)
Change in fair value of put option	(12)						(12)	(12)	(12)
Dividends paid	(1,598)						(1,515)	(1,515)	(1,515)	(83)
Ending balance at Jun. 30, 2017	12,028	797	1,348	3,146	(453)	(2,176)	7,651	5,475	10,313	1,715
Adoption of IFRS 15 (note 1)	(91)						(89)	(89)	(89)	(2)
Adoption of IFRS 9 by associate					(3)		3	3
Profit for the year	3,144						3,022	3,022	3,022	122
Other comprehensive income/(loss)	(276)				(574)		367	367	(207)	(69)
Employee share schemes	25					32	(7)	25	25
Share-based incentive plans	39						39	39	39
Share-based incentive plans in respect of associates	4						4	4	4
Tax on share-based incentive plans	(2)						(2)	(2)	(2)
Shares issued	1		1						1
Disposal of non-controlling interests	(1)									(1)
Purchase of non-controlling interest	(2)						(72)	(72)	(72)	70
Purchase of rights issue of non-controlling interests	26						(5)	(5)	(5)	31
Change in fair value of put option	7						7	7	7
Share buyback programme	(1,507)	(17)		17			(1,507)	(1,507)	(1,507)
Dividends declared	(1,682)						(1,581)	(1,581)	(1,581)	(101)
Ending balance at Jun. 30, 2018	£ 11,713	£ 780	£ 1,349	£ 3,163	£ (1,030)	£ (2,144)	£ 7,830	£ 5,686	£ 9,948	£ 1,765